OTHER EXPENSES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Changes in asset retirement obligations at closed mines	$ 9.7	$ 1.6
Write-down of assets	1.3	0.6
Forfeiture of carbon fines	13.5	0.0
Settlement of carbon fines	15.0	0.0
Other	10.0	6.9
Other expenses	$ 49.5	$ 9.1